UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road	Eagleville, PA 19402
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  215.830.8712

Date of fiscal year end:   05/31/2010

Date of reporting period: 08/31/2009

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
ISRAEL - 50.41%

COMMON STOCK - 50.41%

Banking & Insurance - 17.03%
Bank Hapoalim BM *	237,228	$762,128
Bank Leumi Le-Israel BM	245,616	840,172
Clal Insurance Enterprise Holdings Ltd. *	8,756	182,152
Harel Insurance Investments & Financial Services Ltd. *	3,000	144,174
Israel Discount Bank Ltd.	147,810	258,838
Migdal Insurance & Financial Holdings Ltd. *	172,216	265,297
Mizrahi Tefahot Bank Ltd. *	38,915	295,846
		2,748,607

Chemicals - 13.75%
Israel Chemicals Ltd.	166,335	1,854,980
Makhteshim-Agan Industries Ltd.	79,487	364,206
		2,219,186

Diversified Holdings - 11.45%
Africa Israel Investments Ltd. *	9,651	113,093
Clal Industries and Investments Ltd.	6,977	31,252
Delek Group Ltd.	1,564	260,577
Delek Real Estate Ltd. *	11,011	15,802
Discount Investment Corp.	11,860	275,114
Gazit-Globe Ltd.	15,000	121,264
IDB Holding Corp. Ltd.	3,248	76,276
Israel Corp. Ltd.	1,388	829,693
Kardan NV *	6,600	43,623
Koor Industries Ltd.	3,000	82,238
		1,848,932

Food - 2.47%
Osem Investments Ltd.	19,084	236,245
Strauss Group Ltd.	14,000	163,318
		399,563

Lodging - 0.01%
DAN Hotels Corp. Ltd.	559	2,357

Oil & Gas - 0.68%
Oil Refineries Ltd.	260,000	109,272

Telecommunications - 5.02%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	809,974

TOTAL COMMON STOCK (Cost $5,412,276)		8,137,891

TOTAL ISRAEL (Cost $5,412,276)		$8,137,891

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
UNITED STATES - 49.75%

COMMON STOCK - 40.06%

Computer Hardware/Software - 6.75%
Check Point Software Technologies Ltd. *	33,695	$939,080
Electronics for Imaging, Inc. *	8,428	89,674
Verint Systems, Inc. *	5,000	60,750
		1,089,504

Defense Equipment - 2.11%
Elbit Systems Ltd.	5,198	341,353

Electronics - 0.36%
Orbotech Ltd. *	6,382	58,651

Medical Products - 0.60%
Given Imaging Ltd.	4,010	47,358
Syneron Medical Ltd. *	5,000	48,800
		96,158

Pharmaceuticals - 14.62%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	2,359,524

Semiconductors - 0.50%
Zoran Corp. *	7,300	80,665

Telecommunications - 13.78%
Alvarion Ltd. *	11,000	42,790
Amdocs Ltd. *	30,803	749,129
Cellcom Israel Ltd.	11,500	325,450
Comverse Technology, Inc. *	25,377	219,003
Nice Systems Ltd. - ADR *	9,000	252,180
Partner Communications Co. Ltd. - ADR	33,100	635,851
		2,224,403

Utilities - 1.34%
Ormat Technologies, Inc.	6,000	216,360

TOTAL COMMON STOCK (Cost $8,176,419)		$6,466,618

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
UNITED STATES - 49.75% (continued)

SHORT-TERM INVESTMENTS - 9.69%
Fidelity Institutional Money Market Fund, 0.42% ** (Cost $1,564,106)	1,564,106	$1,564,106

TOTAL UNITED STATES (Cost $9,740,525)		8,030,724

TOTAL INVESTMENTS (Cost $15,152,801) - 100.16%		$16,168,615
LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (0.16%)		(25,893)
NET ASSETS - 100%		$16,142,722

* Non-income producing security.
** Rate shown represents the rate at August 31, 2009 is subject to change and resets daily.
ADR - American Depository Receipt.
BM - Beeravon Mugbal (Limited)

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
August 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - 53.77%

Biotechnology - 20.59%
Amgen, Inc. *	325	$19,415
Biogen Idec, Inc. *	475	23,850
Celgene Corp. *	600	31,302
Cell Therapeutics, Inc. *	2	3
Enzon Pharmaceuticals, Inc. *	100	717
Facet Biotech Corp. *	100	1,004
Genzyme Corp. *	346	19,276
Gilead Sciences, Inc. *	900	40,554
Human Genome Sciences, Inc. *	600	11,868
Immunomedics, Inc. *	100	551
Myriad Genetics, Inc. *	200	6,114
PDL BioPharma, Inc.	500	4,525
Vertex Pharmaceuticals, Inc. *	200	7,482
		166,661

Healthcare Products - 8.91%
Beckman Coulter, Inc.	200	13,544
Hologic, Inc. *	416	6,843
Johnson & Johnson	500	30,220
Varian Medical Systems, Inc. *	500	21,535
		72,142

Pharmaceuticals - 24.27%
Abbott Laboratories	400	18,092
AstraZeneca Plc. - ADR	600	27,978
Bristol-Myers Squibb Co.	800	17,704
Elan Corp. Plc. - ADR *	100	723
Eli Lilly & Co.	400	13,384
GlaxoSmithKline Plc. - ADR	500	19,550
Merck & Co., Inc.	400	12,972
Myriad Pharmaceuticals, Inc. *	50	225
Novartis AG - ADR	450	20,912
Pfizer, Inc.	1,050	17,535
QLT, Inc. *	300	1,281
Schering-Plough Corp.	600	16,908
Valeant Pharmaceuticals International *	200	5,178
Wyeth	500	23,925
		196,367

TOTAL COMMON STOCK (Cost $467,032)		435,170

SHORT-TERM INVESTMENTS - 46.24%
Fidelity Institutional Money Market Fund, 0.42% ** (Cost $374,161)	374,161	$374,161

TOTAL INVESTMENTS (Cost $841,193) - 100.01%		$809,331
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.01%)		(54)
NET ASSETS - 100%		$809,277

* Non-income producing security.
** Rate shown represents the rate at August 31, 2009, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2009 (Unaudited)

Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Funds value assets.  Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.   If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Funds’ valuation policies is not reliable, the Funds value the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Funds’ net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At August 31, 2009, no securities were valued as determined by the Board of Directors.

Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used, as of August 31, 2009 in valuing the Funds’ investments carried at fair value:

	Security Classification(a)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs
Amidex35TM Israel Mutual Fund	Common Stock(b)	$14,604,509	$14,604,509	$–
	Short-Term Investment	1,564,106	–	1,564,106
	Total	$16,168,615	$14,604,509	$1,564,106

AmidexTM Cancer Innovations &	Common Stock(b)	$435,170	$435,170	$–
Healthcare Fund	Short-Term Investment	374,161	–	374,161
	Total	$809,331	$435,170	$374,161

(a) At August 31, 2009, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).
(b) All common stocks held in the Funds are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach to valuing financial assets.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2009 were as follows:

		Gross	Gross	Net Appreciation /
	Cost	Appreciation	Depreciation	(Depreciation)
Amidex35TM Israel Mutual Fund	$15,923,835	$5,895,739	$(5,650,959)	$244,780

AmidexTM Cancer Innovations & Healthcare Fund	$841,193	$80,874	$(112,736)	$(31,862)

The difference between book basis and tax-basis unrealized appreciation for the Amidex35TM Israel Mutual Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	October 26, 2009

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	October 26, 2009